UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-09815
The Arbitrage Funds
(Exact name of registrant as specified in charter)

41 Madison Avenue
42nd Floor
New York, NY 10010
(Address of principal executive offices) (Zip code)
John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-584-2366
Date of fiscal year end: May 31, 2011
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments
THE ARBITRAGE FUND
Portfolio of Investments
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.99%	Value

	Aerospace & Defense — 3.66%
398,319	Allied Defense Group, Inc. (a)	$1,437,932
278,236	Herley Industries, Inc. (a)	5,286,484
1,450,280	Ladish Co., Inc. (a)(b)	78,663,187

		85,387,603

	Banks — 7.68%
693,308	Abington Bancorp, Inc. (b)	8,666,350
80,621	Bank Zachodni WBK SA	6,340,978
99,748	Cadence Financial Corp. (a)	249,370
640,032	Danvers Bancorp, Inc.	13,978,299
87,908	First Franklin Corp. (a)	1,267,633
988,588	Fubon Bank Hong Kong Ltd.	625,833
5,840,118	Marshall & Ilsley Corp. (b)	45,377,717
3,025,637	NewAlliance Bancshares, Inc. (b)	47,320,963
425,575	Rome Bancorp, Inc.	5,209,038
3,520,876	Sterling Bancshares, Inc. (b)	31,863,928
4,030,914	Wilmington Trust Corp. (b)	18,098,804

		178,998,913

	Beverages — 0.05%
209,000	Foster’s Group Ltd. (c)	1,217,120

	Biotechnology — 3.00%
260,234	Clinical Data, Inc. (a)	7,903,307
821,647	Genzyme Corp. (a)(c)	61,993,266

		69,896,573

	Broadcasting, Newspapers, & Advertising — 0.70%
7,726,489	Austereo Group Ltd.	16,204,687

	Building & Construction Supplies — 0.82%
280,742	Cardo AB	18,544,882
39,000	Panasonic Electric Works Co., Ltd.	483,566

		19,028,448

	Building Products — 1.19%
2,793,582	Crane Group Ltd.	27,815,797

	Coal — 5.91%
982,095	Massey Energy Co. (b)(c)	62,196,076
82,962	Riversdale Mining Ltd. (a)	1,309,188
5,964,198	Western Coal Corp. (a)	74,184,011

		137,689,275

	Commercial Services & Supplies — 0.29%
102,143	Pre-Paid Legal Services, Inc. (a)	6,735,309

	Computers & Computer Services — 4.51%
4,040,238	Hypercom Corp. (a)(b)	40,361,978
4,874,739	L-1 Identity Solutions, Inc. (a)(b)	58,058,141
1,944,598	Teleplan International NV	6,546,926

		104,967,045

	Construction & Engineering — 0.10%
207,930	KHD Humboldt Wedag International AG (d)	2,278,296

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.99% (Continued)	Value

	Containers & Packaging — 1.38%
836,103	Smurfit-Stone Container Corp. (a)(b)	$32,139,799

	Electrical Services — 5.99%
3,080,064	FirstEnergy Corp.	117,966,449
473,678	Progress Energy, Inc.	21,651,821

		139,618,270

	Financial Services — 0.45%
40,787	ASX Ltd.	1,512,352
3,768,872	Kim Eng Holdings Ltd.	9,010,909

		10,523,261

	Food Products — 6.61%
449,489	Danisco A/S	55,095,859
5,227,895	Del Monte Foods Co. (b)	98,964,052

		154,059,911

	Insurance — 4.92%
10,584,930	AXA Asia Pacific Holdings Ltd.	68,323,243
13,000	Fuji Fire & Marine Insurance Co., Ltd.	23,050
8,928,199	Tower Australia Group Ltd.	35,722,977
2,459,136	Western Financial Group, Inc.	10,432,084

		114,501,354

	Laboratory Equipment — 3.18%
628,209	Dionex Corp. (a)	74,015,584

	Machinery — 4.41%
1,110,283	Bucyrus International, Inc., Cl A (b)	101,102,370
238,000	O-M Ltd.	1,562,802

		102,665,172

	Medical Products & Services — 7.31%
60,185	Alcon, Inc. (b)(c)	9,956,405
2,719,217	Ascent Pharmahealth Ltd. (a)	1,079,692
816,193	Beckman Coulter, Inc. (b)	67,850,124
817,313	Emergency Medical Services Corp., Cl A (a)(b)(c)	51,613,316
386,806	King Pharmaceuticals, Inc. (a)	5,508,118
922,468	RehabCare Group, Inc. (a)(b)	34,269,686

		170,277,341

	Metals & Mining — 8.11%
548,723	BC Iron Ltd. (a)	1,709,487
999,539	Capital Gold Corp. (a)	5,437,492
4,404,445	Consolidated Thompson Iron Mines Ltd. (a)	77,549,433
2,112,700	Fronteer Gold, Inc. (a)	31,216,274
540,618	Giralia Resources NL (a)	3,175,832
6,705,102	Gold Wheaton Gold Corp. (a)	35,555,267
3,074,272	Jabiru Metals Ltd. (a)	2,597,835
3,295,564	Mantra Resources Ltd. (a)	26,372,028
875,749	Norsemont Mining, Inc. (a)	3,967,561
160,607	Terra Nova Royalty Corp.	1,410,130

		188,991,339

	Miscellaneous Business Services — 0.63%
927,736	NaviSite, Inc. (a)	5,065,439
511,187	Terremark Worldwide, Inc. (a)(c)	9,702,329

		14,767,768

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.99% (Continued)	Value

	Oil & Gas Drilling — 2.13%
1,195,599	Pride International, Inc. (a)	$49,629,315

	Personal Products — 4.66%
2,916,132	Alberto-Culver Co., Cl B (b)	108,596,756

	Pipelines — 0.01%
500,000	Atlas Energy LP (a)(d)(g)	50,000
8,959	Atlas Energy LP (a)	147,734

		197,734

	Publishing — 0.42%
1,587,224	Playboy Enterprises, Inc., Cl B (a)	9,745,555

	Real Estate — 0.89%
317,159	SeLoger.com (a)	16,563,827
9,446,938	Shanghai Forte Land Co., Cl H	4,172,976

		20,736,803

	Real Estate Investment Trust — 1.10%
600,000	Nationwide Health Properties, Inc.	25,644,000

	Retail — 0.38%
507,290	Retail Ventures, Inc. (a)	8,877,575

	SemiConductors — 4.93%
2,261,896	Atheros Communications, Inc. (a)(b)(c)	101,355,560
3,911,835	Conexant Systems, Inc. (a)	9,231,930
388,742	Zoran Corp. (a)	4,357,798

		114,945,288

	Software — 5.48%
1,384,015	McAfee, Inc. (a)(d)	66,432,720
8,698,493	Novell, Inc. (a)(b)	51,147,139
764,902	Redflex Holdings Ltd.	1,993,595
1,861,995	RP Data Ltd. (a)	3,165,820
804,867	SoftBrands, Inc. (a)(e)	—
7,228	Works Applications Co., Ltd.	4,834,576

		127,573,850

	Specialty Retail — 7.34%
1,927,118	J Crew Group, Inc. (a)(b)(c)	83,097,328
1,447,267	Jo-Ann Stores, Inc. (a)(b)	87,849,107

		170,946,435

	Telephones & Telecommunications — 0.04%
9,700	Hughes Communications, Inc. (a)	581,030
794,343	Sunrise Telecom, Inc. (a)	436,889

		1,017,919

	Wire & Cable Products — 1.71%
1,548,256	Draka Holding NV (d)	39,928,145

	Total Common Stock (Cost $2,260,418,418)	$2,329,618,240

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)

Contracts	CALL OPTION CONTRACTS (a) — 0.07%	Value

	Airgas, Inc.,
1,647	04/11 at $68	$65,880
	Alpha Natural Resources, Inc.,
3,338	06/11 at $60	1,026,435
	Duke Energy Corp.,
5,396	04/11 at $18	161,880
	Genzyme Corp.,
980	03/11 at $73	301,350
	Novartis AG,
1,543	04/11 at $60	57,862

	Total Call Option Contracts (Cost $2,140,980)	$1,613,407

Contracts	PUT OPTION CONTRACTS (a) — 0.01%	Value

	Genzyme Corp.,
68	03/11 at $68	$408
	SPDR S&P 500 ETF Trust,
2,492	03/11 at $128	154,504
	Standard Microsystems Corp.,
50	04/11 at $25	3,500

	Total Put Option Contracts (Cost $439,942)	$158,412

Shares	RIGHTS — 0.00%	Value

595,405	Emergent Biosolutions (a)(d) (Cost $173,313)	$142,004

Shares	MONEY MARKET FUND (f) — 10.97%	Value

	State Street Institutional Liquid Reserves Fund, 0.010%
255,495,935	(Cost $255,495,935)	$255,495,935

	Total Investments at Value — 111.04% (Cost $2,518,668,588)†	$2,587,027,998

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)
As of February 28, 2011, the Fund had equity swap contracts outstanding as follows:

		Unrealized
		Appreciation
Shares		(Depreciation)

5,369,595	Caledon Resources Plc, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $8,882,194, Market Value $8,728,211) Terminating 11/15/11	$(153,983)
125,954	Capital Shopping Centres Group Plc, Equity Swap (Counterparty: UBS) (Cost: $805,314, Market Value $809,324) Terminating 01/20/12	4,010
124,588	KHD Humboldt Wedag International AG, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $788,950, Market Value $1,333,092) Terminating 06/01/11	544,142
98,601	KHD Humboldt Wedag International AG, Equity Swap (Counterparty: Goldman Sachs International) (Cost: $216,797, Market Value $1,080,374) Terminating 06/01/11(d)	863,577
1,955,000	Norkom Group Plc, Equity Swap (Counterparty: UBS) (Cost: $5,606,102, Market Value $5,624,327) Terminating 02/20/12-03/07/12	18,225

	(Total Cost $16,299,357, Total Market Value $17,575,328)	$1,275,971

THE ARBITRAGE FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)
Goldman Sachs is the counterparty for all forward foreign currency exchange contracts. As of February 28, 2011, the Fund had forward foreign currency exchange contracts outstanding as follows:

					Unrealized
		Currency		Currency	Appreciation
Settlement Date		to Deliver		to Receive	(Depreciation)

03/16/11	AUD	270,776,391	USD	268,056,911	$(7,024,704)
03/16/11	CAD	240,827,316	USD	240,920,647	(6,966,518)
03/16/11	DKK	305,545,000	USD	54,358,105	(2,208,548)
03/16/11	EUR	88,564,997	USD	119,355,553	(2,819,022)
03/16/11	GBP	1,264,288	USD	2,038,275	(16,525)
03/16/11	HKD	136,205,000	USD	17,507,717	14,797
03/16/11	JPY	518,490,000	USD	6,233,706	(107,077)
03/16/11	PZL	18,250,000	USD	6,307,246	(52,435)
03/16/11	SEK	130,857,000	USD	19,435,062	(1,226,943)
03/16/11	SGD	11,650,000	USD	9,039,465	(123,864)
03/16/11	USD	102,062,296	AUD	103,509,000	3,092,451
03/16/11	USD	94,306,316	CAD	93,800,000	2,243,429
03/16/11	USD	1,202,195	DKK	6,650,000	28,944
03/16/11	USD	91,767,527	EUR	67,326,000	1,108,053
03/16/11	USD	162,014	GBP	103,288	5,857
03/16/11	USD	12,637,557	HKD	98,205,000	(25,008)
03/16/11	USD	1,947,074	SEK	13,000,000	105,595

					$(13,971,518)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
PZL — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar
Percentages are based on net assets of $2,329,912,861.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)	Underlying security for a written/purchased call/put option.

(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2011, the total market value of these securities was $109,694,742, representing 4.7% of net assets.

(e)	Security considered illiquid. On February 28, 2011, the total market value of this security was $0 and represented 0% of net assets.

(f)	Rate shown is the 7-day effective yield as of February 28, 2011.

(g)	This security was issued for possible settlement of pending litigation and does not have an expiration date.
Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

LP — Limited Partnership

Plc — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt
Amounts designated as “—” are either $0 or have been rounded to $0.

†	At February 28, 2011, the tax basis cost of the Fund’s investments was $2,518,668,588, and the unrealized appreciation and depreciation were $71,507,121 and $(3,147,711), respectively.

THE ARBITRAGE FUND
Schedule of Securities Sold Short
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 25.82%	Value

	Banks — 3.61%
721,584	Bank of Montreal (a)(b)	$46,056,119
168,994	Berkshire Hills Bancorp, Inc. (a)	3,812,505
207,082	M&T Bank Corp. (a)	18,233,570
548,372	People’s United Financial, Inc. (a)	7,227,543
915,036	Susquehanna Bancshares, Inc. (a)	8,747,744

		84,077,481

	Building & Construction Supplies — 0.78%
2,793,582	Fletcher Building Ltd. (a)	18,145,684

	Coal — 3.07%
912,251	Alpha Natural Resources, Inc. (a)(b)	49,462,249
182,950	Walter Industries, Inc. (a)	22,138,779

		71,601,028

	Consumer Products — 0.02%
35,600	Panasonic Corp. (a)	479,281

	Containers & Packaging — 0.66%
224,192	Rock-Tenn Co. (a)(b)	15,390,781

	Electrical Services — 6.02%
1,232,381	Duke Energy Corp. (a)(b)	22,170,534
3,080,033	FirstEnergy Corp. (a)	117,965,264

		140,135,798

	Financial Services — 3.00%
731,987	Comerica, Inc. (a)(b)	28,474,294
2,863,639	First Niagara Financial Group, Inc. (a)	41,465,493

		69,939,787

	Insurance — 0.08%
274,000	AXA Asia Pacific Holdings Ltd. (a)	1,768,606

	Medical Products & Services — 0.37%
349,526	Kindred Healthcare, Inc. (a)(b)	8,710,188

	Metals & Mining — 3.30%
635,954	Allegheny Technologies, Inc. (a)(b)	42,659,794
810,126	Atlas Iron Ltd. (a)	3,175,444
624,972	Franco-Nevada Corp. (a)	21,274,273
520,563	Gammon Gold, Inc. (a)	4,612,188
124,222	Hudbay Minerals, Inc. (a)	2,155,211
384,284	Independence Group NL (a)	2,672,171
700,000	Pilot Gold (a)(c)	382,002

		76,931,083

	Oil & Gas Drilling — 1.03%
427,121	Ensco Plc (a)(b)	23,961,488

	Petroleum Exploration & Production — 0.01%
8,959	Atlas Energy LP (a)	147,734

	Real Estate Investment Trust — 0.94%
393,300	Ventas, Inc. (a)(b)	21,796,686

THE ARBITRAGE FUND
Schedule of Securities Sold Short (Continued)
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 25.82% (Continued)	Value
	SemiConductors — 0.10%
391,462	CSR Plc (a)	$2,479,726

	Software — 1.61%
828,079	VeriFone Systems, Inc. (a)(b)	37,627,910

	Specialty Retail — 0.29%
168,449	DSW, Inc. (a)(b)	6,840,714

	Wire & Cable Products — 0.93%
1,021,427	Prysmian SpA (a)	21,563,365

	Total Common Stock (Proceeds $572,558,068)	$601,597,340

Shares	EXCHANGE TRADED FUND — 1.47%	Value
256,743	SPDR S&P 500 ETF Trust (b) (Proceeds $34,095,405)	$34,185,330

	Total Securities Sold Short — 27.29% (Proceeds $606,653,473)†	$635,782,670

Percentages are based on net assets of $2,329,912,861.

(a)	Non-income producing security.

(b)	Underlying security for a written/purchased call/put option.

(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2011, the total market value of these securities was $382,002, representing less than 1% of net assets.
ETF — Exchange Traded Fund
LP — Limited Partnership
Ltd. — Limited
Plc — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

†	At February 28, 2011, the tax basis proceeds of the Fund’s securities sold short were $606,653,473, and the unrealized appreciation and depreciation were $2,094,769 and $(31,223,966), respectively.

THE ARBITRAGE FUND
Schedule of Open Options Written
February 28, 2011 (Unaudited)

Contracts	WRITTEN PUT OPTIONS (a) — 0.03%	Value
	Airgas, Inc.,
5,241	04/11 at $58	$314,460
	Alcon, Inc.,
602	03/11 at $160	25,284
	Alpha Natural Resources, Inc.,
648	03/11 at $48	21,708
249	03/11 at $50	16,061
	Atheros Communications, Inc.,
2,176	03/11 at $44	27,200
225	06/11 at $44	3,375
	Duke Energy Corp.,
5,396	04/11 at $16	53,960
	Genzyme Corp.,
136	03/11 at $60	544
980	03/11 at $65	5,390
500	03/11 at $70	5,500
	J Crew Group, Inc.,
951	03/11 at $43	90,345
	Novartis AG,
1,248	04/11 at $50	31,200
	SPDR S&P 500 ETF Trust,
2,492	03/11 at $123	61,054
	Terremark Worldwide, Inc.,
3,473	04/11 at $18	17,365

	Total Written Put Options (Premiums Received $1,421,408)	$673,446

Contracts	WRITTEN CALL OPTIONS (a) — 0.13%	Value
	Alcon, Inc.,
602	03/11 at $165	$55,986
	Allegheny Technologies, Inc.,
248	03/11 at $63	124,000
	Alpha Natural Resources, Inc.,
238	03/11 at $55	40,817
1,492	03/11 at $58	126,820
1,492	03/11 at $60	58,934
	ASX Ltd.,
40	03/11 at $37	20,362
	Atheros Communications, Inc.,
1,626	03/11 at $45	28,455
933	01/12 at $45	20,993
	Bank of Montreal,
137	03/11 at $55	117,820
	Beckman Coulter, Inc.,
10	05/11 at $85	100
	Comerica, Inc.,
1,007	03/11 at $38	141,483
198	03/11 at $39	15,840
	DSW, Inc.,
110	03/11 at $35	59,950
374	03/11 at $40	73,865
250	03/11 at $45	9,375
	Emergency Medical Services Corp., Cl A,
100	03/11 at $65	750
106	06/11 at $65	1,325

THE ARBITRAGE FUND
Schedule of Open Options Written (Continued)
February 28, 2011 (Unaudited)

Contracts	WRITTEN CALL OPTIONS(a) — 0.13% (Continued)	Value
	Ensco Plc,
890	03/11 at $50	$551,800
781	03/11 at $55	173,772
70	03/11 at $60	3,150
	Foster’s Group Ltd.,
209	03/11 at $6	22,342
	Genzyme Corp.,
420	03/11 at $75	27,720
	J Crew Group, Inc.,
928	03/11 at $43	102,080
1,895	03/11 at $44	80,537
	Kindred Healthcare, Inc.,
647	03/11 at $23	176,308
203	03/11 at $25	19,285
	Massey Energy Co.,
198	03/11 at $65	21,681
	Rock-Tenn Co.,
50	03/11 at $60	43,750
205	03/11 at $65	90,200
188	03/11 at $70	25,380
	Standard Microsystems Corp.,
50	04/11 at $30	1,750
	Terremark Worldwide, Inc.,
387	03/11 at $20	1,935
117	04/11 at $20	585
	Ventas, Inc.,
440	03/11 at $55	30,800
365	04/11 at $55	54,750
	VeriFone Systems, Inc.,
307	03/11 at $43	121,265
418	03/11 at $44	132,715
267	03/11 at $45	72,090
140	03/11 at $46	32,200
	Walter Energy, Inc.,
195	03/11 at $110	243,750
259	03/11 at $115	227,273

	Total Written Call Options (Premiums Received $3,084,235)	$3,153,993

	Total Open Options Written — 0.16% (Premiums Received $4,505,643)	$3,827,439

Percentages are based on net assets of $2,329,912,861.

(a)	Non-income producing security.
Cl — Class
ETF — Exchange Traded Fund
Ltd. — Limited
Plc — Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

THE ARBITRAGE FUND
February 28, 2011 (Unaudited)
The following is a summary of the inputs used as of February 28, 2011, in valuing the Arbitrage Fund’s investments carried at value:

ASSETS	Level 1	Level 2	Level 3	Total

Common Stock
Aerospace & Defense	$85,387,603	$—	$—	$85,387,603
Banks	178,998,913	—	—	178,998,913
Beverages	1,217,120	—	—	1,217,120
Biotechnology	69,896,573	—	—	69,896,573
Broadcasting, Newspapers & Advertising	16,204,687	—	—	16,204,687
Building & Construction Supplies	19,028,448	—	—	19,028,448
Building Products	27,815,797	—	—	27,815,797
Coal	137,689,275	—	—	137,689,275
Commercial Services & Supplies	6,735,309	—	—	6,735,309
Computers & Computer Services	104,967,045	—	—	104,967,045
Construction & Engineering	—	2,278,296	—	2,278,296
Containers & Packaging	32,139,799	—	—	32,139,799
Electrical Services	139,618,270	—	—	139,618,270
Financial Services	10,523,261	—	—	10,523,261
Food Products	154,059,911	—	—	154,059,911
Insurance	114,501,354	—	—	114,501,354
Laboratory Equipment	74,015,584	—	—	74,015,584
Machinery	102,665,172	—	—	102,665,172
Medical Products & Services	170,277,341	—	—	170,277,341
Metals & Mining	188,991,339	—	—	188,991,339
Miscellaneous Business Services	14,767,768	—	—	14,767,768
Oil & Gas Drilling	49,629,315	—	—	49,629,315
Personal Products	108,596,756	—	—	108,596,756
Pipelines	147,734	50,000	—	197,734
Publishing	9,745,555	—	—	9,745,555
Real Estate	20,736,803	—	—	20,736,803
Real Estate Investment Trust	25,644,000	—	—	25,644,000
Retail	8,877,575	—	—	8,877,575
SemiConductors	114,945,288	—	—	114,945,288
Software	61,141,130	66,432,720	—	127,573,850
Specialty Retail	170,946,435	—	—	170,946,435
Telephones & Telecommunications	1,017,919	—	—	1,017,919
Wire & Cable Products	—	39,928,145	—	39,928,145

	2,220,929,079	108,689,161	—	2,329,618,240

Call Option Contracts	1,613,407	—	—	1,613,407
Put Option Contracts	158,412	—	—	158,412
Rights	—	142,004	—	142,004
Money Market Fund	255,495,935	—	—	255,495,935
Unrealized Appreciation on Equity Swap Contracts	566,377	863,577	—	1,429,954
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	6,620,326	—	—	6,620,326

Total	$2,485,383,536	$109,694,742	$—	$2,595,078,278

THE ARBITRAGE FUND
February 28, 2011 (Unaudited)

LIABILITIES	Level 1	Level 2	Level 3	Total

Common Stock
Banks	$(84,077,481)	$—	$—	$(84,077,481)
Building & Construction Supplies	(18,145,684)	—	—	(18,145,684)
Coal	(71,601,028)	—	—	(71,601,028)
Consumer Products	(479,281)	—	—	(479,281)
Containers & Packaging	(15,390,781)	—	—	(15,390,781)
Electrical Services	(140,135,798)	—	—	(140,135,798)
Financial Services	(69,939,787)	—	—	(69,939,787)
Insurance	(1,768,606)	—	—	(1,768,606)
Medical Products & Services	(8,710,188)	—	—	(8,710,188)
Metals & Mining	(76,549,081)	(382,002)	—	(76,931,083)
Oil & Gas Drilling	(23,961,488)	—	—	(23,961,488)
Petroleum Exploration & Production	(147,734)	—	—	(147,734)
Real Estate Investment Trust	(21,796,686)	—	—	(21,796,686)
SemiConductors	(2,479,726)	—	—	(2,479,726)
Software	(37,627,910)	—	—	(37,627,910)
Specialty Retail	(6,840,714)	—	—	(6,840,714)
Wire & Cable Products	(21,563,365)	—	—	(21,563,365)

	(601,215,338)	(382,002)	—	(601,597,340)

Exchange Traded Fund	(34,185,330)	—	—	(34,185,330)
Open Options Written	(3,827,439)	—	—	(3,827,439)
Unrealized Depreciation on Equity Swap Contracts	(153,983)	—	—	(153,983)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(20,591,844)	—	—	(20,591,844)

Total	$(659,973,934)	$(382,002)	$—	$(660,355,936)

For the period ended February 28, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.43%	Value

	Aerospace & Defense — 1.43%
5,000	Allied Defense Group, Inc. (a)	$18,050
1,287	Ladish Co., Inc. (a)(b)	69,807

		87,857

	Banks — 7.16%
31,545	Marshall & Ilsley Corp. (b)	245,105
8,901	NewAlliance Bancshares, Inc.	139,212
6,147	Sterling Bancshares, Inc. (b)	55,630

		439,947

	Beverages — 0.10%
1,000	Foster’s Group Ltd. (c)	5,824

	Biotechnology — 1.30%
1,061	Genzyme Corp. (a)(b)(c)	80,052

	Broadcasting, Newspapers, & Advertising — 3.39%
99,353	Austereo Group Ltd.	208,372

	Coal — 5.53%
2,548	Massey Energy Co. (b)	161,365
14,302	Western Coal Corp. (a)	177,891

		339,256

	Computers & Computer Services — 8.38%
24,488	Hypercom Corp. (a)(b)	244,635
13,419	L-1 Identity Solutions, Inc. (a)(b)	159,820
32,664	Teleplan International NV	109,971

		514,426

	Construction & Engineering — 0.01%
55	KHD Humboldt Wedag International AG (d)	603

	Consumer Products — 0.55%
500	Clorox Co. (c)	33,880

	Containers & Packaging — 1.17%
1,861	Smurfit-Stone Container Corp. (a)(b)	71,537

	Electrical Services — 3.07%
4,923	FirstEnergy Corp.	188,556

	Financial Services — 0.60%
1,000	ASX Ltd. (c)	37,079

	Food Products — 6.52%
1,311	Danisco A/S	160,695
12,644	Del Monte Foods Co.	239,351

		400,046

	Insurance — 4.85%
1,000	AXA Asia Pacific Holdings Ltd.	6,455
20,298	Tower Australia Group Ltd.	81,215
49,500	Western Financial Group, Inc.	209,988

		297,658

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.43% (Continued)	Value

	Laboratory Equipment — 2.60%
1,357	Dionex Corp. (a)	$159,882

	Machinery — 4.06%
2,735	Bucyrus International, Inc., Cl A (b)	249,049

	Medical Products & Services — 12.49%
362,552	Ascent Pharmahealth Ltd. (a)	143,955
1,927	Beckman Coulter, Inc. (b)	160,191
5,219	CPEX Pharmaceuticals, Inc. (a)(b)	142,166
3,800	Emergency Medical Services Corp., Cl A (a)(b)	239,970
2,169	RehabCare Group, Inc. (a)(b)	80,578

		766,860

	Metals & Mining — 6.70%
52,137	BC Iron Ltd. (a)	162,427
9,225	Consolidated Thompson Iron Mines Ltd. (a)	162,425
15,739	Gold Wheaton Gold Corp. (a)	83,460
376	Terra Nova Royalty Corp.	3,301

		411,613

	Miscellaneous Business Services — 0.51%
3,000	Answers Corp. (a)(b)	31,530

	Miscellaneous Manufacturing — 0.71%
750	ITT Corp. (c)	43,448

	Oil & Gas Drilling — 1.01%
1,500	Pride International, Inc. (a)	62,265

	Personal Products — 3.91%
6,455	Alberto-Culver Co., Cl B (b)	240,384

	Petroleum Exploration & Production — 3.38%
1,100	Marathon Oil Corp. (c)	54,560
24,282	NGAS Resources, Inc. (a)	13,600
60,500	Nuloch Resources, Inc., Cl A (a)	139,539

		207,699

	Pipelines — 0.00%
1,750	Atlas Energy LP (a)(d)(f)	175

	Publishing — 2.29%
22,901	Playboy Enterprises, Inc., Cl B (a)	140,612

	Real Estate — 1.16%
161,308	Shanghai Forte Land Co., Cl H	71,254

	SemiConductors — 6.59%
3,576	Atheros Communications, Inc. (a)(b)(c)	160,241
34,006	Conexant Systems, Inc. (a)	80,254
14,633	Zoran Corp. (a)(b)	164,036

		404,531

	Software — 5.77%
1,131	McAfee, Inc. (a)(d)	54,288
23,397	Novell, Inc. (a)(b)	137,574
31,211	Redflex Holdings Ltd.	81,346
14,717	XETA Technologies, Inc. (a)(b)	81,091

		354,299

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 99.43% (Continued)	Value

	Specialty Retail — 4.19%
400	J Crew Group, Inc. (a)(c)	$17,248
3,953	Jo-Ann Stores, Inc. (a)(b)	239,947

		257,195

	Total Common Stock (Cost $5,984,355)	$6,105,889

Face
Amount	CONVERTIBLE BONDS — 8.08%	Value

	Atlas Energy Operating Co. LLC
$125,000	10.75%, 02/01/18	$153,366
	Beckman Coulter, Inc.
100,000	2.50%, 12/15/36	118,375
	CapitalSource, Inc.
100,000	4.00%, 07/15/34	100,000
	King Pharmaceuticals, Inc.
100,000	1.25%, 04/01/26	99,875
	LDK Solar Co., Ltd.
25,000	4.75%, 04/15/13	24,781

	Total Convertible Bonds (Cost $495,983)	$496,397

Contracts	CALL OPTION CONTRACTS (a) — 0.09%	Value

	Airgas, Inc.,
2	04/11 at $68	$80
	Alpha Natural Resources, Inc.,
8	06/11 at $60	2,460
	Genzyme Corp.,
10	03/11 at $73	3,075
	Novartis AG,
3	04/11 at $60	113

	Total Call Option Contracts (Cost $5,055)	$5,728

Contracts	PUT OPTION CONTRACT (a) — 0.01%	Value

	SPDR S&P 500 ETF Trust,
4	03/11 at $128 (Cost $668)	$248

Shares	RIGHTS — 0.00%	Value

546	Emergent Biosolutions(a)(d) (Cost $162)	$130

Face Amount	TIME DEPOSIT (e) — 15.83%	Value

$971,837	State Street Bank, 0.010% (Cost $971,837)	$971,837

	Total Investments at Value — 123.44% (Cost $7,458,060)†	$7,580,229

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments (Continued)
February 28, 2011 (Unaudited)
Goldman Sachs is the counterparty for all forward foreign currency exchange contracts. As of February 28, 2011, the Fund had forward foreign currency exchange contracts outstanding as follows:

					Unrealized
		Currency		Currency	Appreciation
Settlement Date		to Deliver		to Receive	(Depreciation)

03/16/11	AUD	1,272,400	USD	1,268,596	$(24,035)
03/16/11	CAD	889,500	USD	889,979	(25,597)
03/16/11	DKK	872,000	USD	158,193	(3,243)
03/16/11	EUR	277,200	USD	368,298	(14,097)
03/16/11	GBP	75,200	USD	120,528	(1,691)
03/16/11	HKD	624,800	USD	80,223	(21)
03/16/11	SEK	563,000	USD	82,403	(6,494)
03/16/11	SGD	143,000	USD	111,153	(1,324)
03/16/11	USD	531,528	AUD	534,000	10,962
03/16/11	USD	298,185	CAD	298,000	8,551
03/16/11	USD	268,018	EUR	196,000	2,363
03/16/11	USD	42,366	GBP	27,200	1,841
03/16/11	USD	7,824	HKD	60,800	(16)
03/16/11	USD	83,725	SEK	563,000	5,171
03/16/11	USD	111,681	SGD	143,000	795

					$(46,835)

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar
Percentages are based on net assets of $6,140,914.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)	Underlying security for a written/purchased call/put option.

(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2011, the total market value of these securities was $55,196, representing less than 1% of net assets.

(e)	Rate shown is the simple yield as of February 28, 2011.

(f)	This security was issued for possible settlement of pending litigation and does not have an expiration date.

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

†	At February 28, 2011, the tax basis cost of the Fund’s investments was $7,458,060, and the unrealized appreciation and depreciation were $130,771 and $(8,602), respectively.

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Securities Sold Short
February 28, 2011 (Unaudited)

Shares	COMMON STOCK — 23.82%	Value

	Banks — 4.12%
3,965	Bank of Montreal (a)	$253,086

	Coal — 2.72%
2,308	Alpha Natural Resources, Inc. (a)(b)	125,140
348	Walter Industries, Inc. (a)	42,111

		167,251

	Containers & Packaging — 0.64%
569	Rock-Tenn Co. (a)	39,062

	Electrical Services — 3.07%
4,923	FirstEnergy Corp. (a)	188,551

	Financial Services — 2.90%
1,445	Comerica, Inc. (a)	56,210
8,420	First Niagara Financial Group, Inc. (a)	121,922

		178,132

	Insurance — 0.11%
1,000	AXA Asia Pacific Holdings Ltd. (a)	6,455

	Machinery — 0.15%
100	Bucyrus International, Inc., Cl A (a)	9,106

	Medical Products & Services — 0.33%
821	Kindred Healthcare, Inc. (a)(b)	20,459

	Metals & Mining — 1.36%
500	Allegheny Technologies, Inc. (a)(b)	33,540
1,470	Franco-Nevada Corp. (a)	50,039

		83,579

	Oil & Gas Drilling — 0.47%
517	Ensco Plc (a)(b)	29,004

	Petroleum Exploration & Production — 2.57%
22,047	Magnum Hunter Resources Corp. (a)	157,856

	SemiConductors — 1.51%
14,633	CSR Plc (a)	92,693

	Software — 3.87%
5,231	VeriFone Systems, Inc. (a)(b)	237,697

	Total Common Stock (Proceeds $1,434,024)	$1,462,931

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Securities Sold Short (Continued)
February 28, 2011 (Unaudited)

Shares	EXCHANGE TRADED FUND — 1.39%	Value

642	SPDR S&P 500 ETF Trust (b) (Proceeds $85,276)	$85,483

	Total Securities Sold Short — 25.21%
	(Proceeds $1,519,300)†	$1,548,414

Percentages are based on net assets of $6,140,914.

(a) Non-income producing security.

(b) Underlying security for a written/purchased call/put option.

Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

Plc — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

† At February 28, 2011, the tax basis proceeds of the Fund’s securities sold short were $1,519,300, and the unrealized appreciation and depreciation were $11,112 and $(40,226), respectively.

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written
February 28, 2011 (Unaudited)

Contracts	WRITTEN PUT OPTIONS (a) — 0.04%	Value
	Airgas, Inc.,
6	04/11 at $58	$360
	Alpha Natural Resources, Inc.,
1	03/11 at $48	33
1	03/11 at $50	65
	Atheros Communications, Inc.,
5	03/11 at $44	63
	Genzyme Corp.,
10	03/11 at $65	55
	ITT Corp.,
5	03/11 at $60	1,187
	J Crew Group, Inc.,
1	03/11 at $43	95
	Marathon Oil Corp.,
5	03/11 at $47	303
	Novartis AG,
3	04/11 at $50	75
	SPDR S&P 500 ETF Trust,
4	03/11 at $123	98

	Total Written Put Options (Premiums Received $3,295)	$2,334

Contracts	WRITTEN CALL OPTIONS (a) — 0.15%	Value
	Allegheny Technologies, Inc.,
1	03/11 at $63	$500
	Alpha Natural Resources, Inc.,
1	03/11 at $55	171
6	03/11 at $58	510
6	03/11 at $60	237
	ASX Ltd.,
1	03/11 at $37	509
	Atheros Communications, Inc.,
1	03/11 at $45	18
1	01/12 at $45	23
	Clorox Co.,
5	03/11 at $68	687
	Ensco Plc,
2	03/11 at $55	445
1	03/11 at $60	45
	Foster’s Group Ltd.,
1	03/11 at $6	107
	ITT Corp.,
5	03/11 at $60	125
	J Crew Group, Inc.,
1	03/11 at $44	42
	Kindred Healthcare, Inc.,
2	03/11 at $23	545

THE ARBITRAGE EVENT-DRIVEN FUND
Schedule of Open Options Written (Continued)
February 28, 2011 (Unaudited)

Contracts	WRITTEN CALL OPTIONS (a) — 0.15% (Continued)	Value
	Marathon Oil Corp.,
5	03/11 at $48	$1,237
5	03/11 at $50	655
	Massey Energy Co.,
1	03/11 at $65	109
	VeriFone Systems, Inc.,
2	03/11 at $43	790
1	03/11 at $44	318
1	03/11 at $45	270
	Walter Energy, Inc.,
1	03/11 at $110	1,250
1	03/11 at $115	878

	Total Written Call Options (Premiums Received $11,045)	$9,471

	Total Open Options Written — 0.19% (Premiums Received $14,340)	$11,805

Percentages are based on net assets of $6,140,914.

(a)	Non-income producing security.
ETF — Exchange Traded Fund

Ltd. — Limited

Plc — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

THE ARBITRAGE EVENT-DRIVEN FUND
February 28, 2011 (Unaudited)
The following is a summary of the inputs used as of February 28, 2011, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

ASSETS	Level 1	Level 2	Level 3	Total

Common Stock
Aerospace & Defense	$87,857	$—	$—	$87,857
Banks	439,947	—	—	439,947
Beverages	5,824	—	—	5,824
Biotechnology	80,052	—	—	80,052
Broadcasting, Newspapers & Advertising	208,372	—	—	208,372
Coal	339,256	—	—	339,256
Computers & Computer Services	514,426	—	—	514,426
Construction & Engineering	—	603	—	603
Consumer Products	33,880	—	—	33,880
Containers & Packaging	71,537	—	—	71,537
Electrical Services	188,556	—	—	188,556
Financial Services	37,079	—	—	37,079
Food Products	400,046	—	—	400,046
Insurance	297,658	—	—	297,658
Laboratory Equipment	159,882	—	—	159,882
Machinery	249,049	—	—	249,049
Medical Products & Services	766,860	—	—	766,860
Metals & Mining	411,613	—	—	411,613
Miscellaneous Business Services	31,530	—	—	31,530
Miscellaneous Manufacturing	43,448	—	—	43,448
Oil & Gas Drilling	62,265	—	—	62,265
Personal Products	240,384	—	—	240,384
Petroleum Exploration & Production	207,699	—	—	207,699
Pipelines	—	175	—	175
Publishing	140,612	—	—	140,612
Real Estate	71,254	—	—	71,254
SemiConductors	404,531	—	—	404,531
Software	300,011	54,288	—	354,299
Specialty Retail	257,195	—	—	257,195

	6,050,823	55,066	—	6,105,889

Convertible Bonds	—	496,397	—	496,397
Call Option Contracts	5,728	—	—	5,728
Put Option Contract	248	—	—	248
Rights	—	130	—	130
Time Deposit	971,837	—	—	971,837
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	29,696	—	—	29,696

Total	$7,058,332	$551,593	$—	$7,609,925

THE ARBITRAGE EVENT-DRIVEN FUND
February 28, 2011 (Unaudited)

LIABILITIES	Level 1	Level 2	Level 3	Total

Common Stock	$(1,462,931)	$—	$—	$(1,462,931)
Exchange Traded Fund	(85,483)	—	—	(85,483)
Open Options Written	(11,805)	—	—	(11,805)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(76,531)	—	—	(76,531)

Total	$(1,636,750)	$—	$—	$(1,636,750)

For the period ended February 28, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Arbitrage Funds

By (Signature and Title)*	/s/ John S. Orrico John S. Orrico
President and Treasurer

Date: April 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John S. Orrico John S. Orrico
President and Treasurer

Date: April 29, 2011

By (Signature and Title)*	/s/ Eric Kleinschmidt Eric Kleinschmidt
Chief Financial Officer

Date: April 29, 2011

*	Print the name and title of each signing officer under his or her signature.